Stock warrants (Details 2)	6 Months Ended	12 Months Ended
	Dec. 31, 2019	Jun. 30, 2019	Jun. 30, 2018
Derivative [Member] | Annual Dividend Yield [Member]
Annual Dividend Yield
Stock Warrant [Member] | Expected Volatility [Member]
Expected volatility		351.00%	151.00%
Stock Warrant [Member] | Expected Life [Member]
Expected life (years)		5 years	6 months
Stock Warrant [Member] | Annual Dividend Yield [Member]
Annual Dividend Yield
Stock Warrant [Member] | Risk Free Interest Rate [Member]
Risk-free interest rate		1.76%	20.60%
Maximum [Member] | Derivative [Member] | Expected Volatility [Member]
Expected volatility	153.00%	150.00%	212.00%
Maximum [Member] | Derivative [Member] | Expected Life [Member]
Expected life (years)	1 year	1 year	1 year
Maximum [Member] | Derivative [Member] | Risk Free Interest Rate [Member]
Risk-free interest rate	2.09%	2.64%	2.06%
Minimum [Member] | Derivative [Member] | Expected Volatility [Member]
Expected volatility	121.00%	87.00%	94.00%
Minimum [Member] | Derivative [Member] | Expected Life [Member]
Expected life (years)	6 months	6 months	5 months 19 days
Minimum [Member] | Derivative [Member] | Risk Free Interest Rate [Member]
Risk-free interest rate	1.51%	1.92%	1.13%